Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Other Assets [Abstract]
Investment in associates and joint ventures		$ 27,064	$ 26,566
Long-term receivables		24,172	31,910
Prepaid deposits		79	124
Total	$ 62,510	$ 51,315	$ 58,600